Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year Ended December 31,
	2018	2019	2020
	$	$	$

Cayman Islands	3,305	3,843	3,805
U.S.	23,347	17,251	33,266
PRC	6,742	5,586	5,912
BVI	22,979	13,568	20,873
Australia	1,101	85	(35)

Loss before income taxes	57,474	40,333	63,821

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2018	2019	2020
	$	$	$
Loss before income tax	57,474	40,333	63,821

Expected income tax benefit	12,069	8,470	13,403
Tax rate difference	(2,121)	(3,425)	(4,653)
Non-deductible expenses	(880)	(5,228)	(688)
Research tax credits	-	2,360	641
Non-taxable income	75	-	120
Others	(143)	(99)	68
Change in valuation allowance	(9,000)	(2,078)	(8,891)

Total income tax benefit	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2019	2020
	$	$
Deferred tax assets:
Net operating loss carryforward	14,345	18,034
Intangible asset	69	-
Deferral of tax deduction of R&D expenses	4,149	5,674
Share based compensation	404	1,768
Research tax credits	2,360	3,002
Lease liability obligation	519	452
Accruals and reserves	-	5
Total deferred tax assets	21,846	28,935

Deferred tax liabilities:
Right-of-use lease assets	(529)	(473)
Total deferred tax liabilities	(529)	(473)

Total gross deferred tax assets	21,317	28,462
Less: valuation allowance	(21,317)	(28,462)

Net deferred tax assets	-	-

Summary of Income Tax Contingencies [Table Text Block]
	Year Ended December 31,
	2018	2019	2020
	$	$	$

Beginning balance, as of January 1	219	624	956
Additions based on tax positions related to prior tax years	405	332	-
Reductions based on tax positions related to prior tax years	-	-	(226)
Ending balance, as of December 31	624	956	730